          As filed with the Securities and Exchange Commission on April 10, 2002

                                      Registration Statement Nos. 333-71500
                                                                  811-10533


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington D.C. 20549
                              - - - - - - - - - -

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No. 2                                         /X/

     Post-Effective Amendment No.                                          / /

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/
                                Amendment No.  2
                                             -----
                        (Check appropriate box or boxes.)
-------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                        RESERVE MUNICIPAL MONEY-MARKET TRUST
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1250 Broadway, New York, NY                                   10001-3701
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(Address of Principal Executive Offices)                      (Zip Code)

Registrant's Telephone Number, including Area Code  (212) 401-5500
                                                  -----------------------------

-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

            MaryKathleen F. Gaza, Esq.
            The Reserve Funds
            1250 Broadway
            New York, NY 10001-3701

  Approximate Date of Proposed Public Offering _ _ _ _ _ _ _ _ _ _ _ _ _ _

It is proposed that this filing will become effective (check appropriate box)

  / / immediately upon filing pursuant to paragraph (b)
  / / on (date) pursuant to paragraph (b)
  / / 60 days after filing pursuant to paragraph (a)(1)
  / / on (date) pursuant to paragraph (a)(1)
  / / 75 days after filing pursuant to paragraph (a)(2)

  / / on (date) pursuant to paragraph (a)(2) of rule 485.

if appropriate, check the following box:

  / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Commission is requested to send copies of all communications to:
                        MaryKathleen F. Gaza, Esq.
                        The Reserve Funds
                        1250 Broadway
                        New York, NY 10001-3701

PART C

Item 23. Exhibits

       (a) Declaration of Trust filed as an exhibit to Pre-Effective Amendment No. 1 of the Reserve Municipal Money-Market Trust on March 27, 2002 and incorporated by reference.

       (b) Bylaws filed as an exhibit to Pre-Effective
           Amendment No. 1 of the Reserve Municipal Money-Market Trust on March 27, 2002 and incorporated by reference.

       (c) See item (a) and (b)

       (d) Form of Investment Management Agreement filed as an exhibit to Pre-Effective Amendment No. 1 of the Reserve Municipal
           Money-Market Trust on March 27, 2002 and incorporated by reference.

       (e) Distribution Agreement filed as an exhibit to Pre-Effective Amendment No. 1 of the Reserve Municipal Money-Market Trust on March 27, 2002 and incorporated by reference.

       (f) Pension Plan of Reserve Management Corp. filed as an exhibit to Pre-Effective Amendment No. 1 of the Reserve Municipal Money-Market Trust on March 27, 2002 and incorporated by reference.

       (g)(1) Global Custodian Agreement with Chase Manhattan Bank and incorporated by reference to Pre-Effective Amendment No. 1.

       (g)(2) Amendment to Global Custodian Agreement with Chase Manhattan
           Bank and incorporated by reference to Pre-Effective Amendment No. 1.

       (h) Transfer and Dividend Disbursing Agreement filed as an exhibit to Pre-Effective Amendment No. 1 of the Reserve Municipal Money-Market Trust on March 27, 2002 and incorporated by reference.

       (i) Legal Opinion filed as an exhibit to Pre-Effective
           Amendment No. 1 of the Reserve Municipal Money-Market Trust on March 27, 2002 and incorporated by reference.

       (j) Auditors Consent filed as an exhibit to Pre-Effective
           Amendment No. 1 of the Reserve Municipal Money-Market Trust on March 27, 2002 and incorporated by reference.

       (k) Not applicable

       (l) Initial Capital Agreement filed as an exhibit to Pre-Effective Amendment No. 1 of the Reserve Municipal Money-Market Trust on March 27, 2002 and incorporated by reference.

       (m)(1) Plan of Distribution filed as an exhibit to Pre-Effective Amendment No. 1 of the Reserve Municipal Money-Market Trust on March 27, 2002 and incorporated by reference.

       (m)(2) Form of Registered Dealer Agreement filed as an exhibit to Pre-Effective Amendment No. 1 of the Reserve Municipal
           Money-Market Trust on March 27, 2002 and incorporated by reference.

       (n) Not applicable

       (o) Reserved

       (p) Not applicable.

    ---------


Item 24. Persons Controlled by or Under Common Control with Registrant Not Applicable

Item 25. Indemnification

Each Trustee, officer, employee or agent of the Registrant, and any person who has served at its request as a Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed the final adjudication of such issue.


Item 26. Business and Other Connections of Investment Adviser

Name Position with the Adviser Other Businesses

-------------------------------------------------------------------------------------------------------------------
Bruce R. Bent                             Chairman and CEO                Chairman and CEO and Director of Reserve
                                                                          Management Corporation and Chairman
                                                                          and Director and of Resrv Partners, Inc.
                                                                          both of the same address as the Trust.
-------------------------------------------------------------------------------------------------------------------
Bruce R. Bent II                          President and                   Senior Vice President, Secretary and
                                            Secretary                     Director of Reserve Management
                                                                          Corporation and Secretary and
                                                                          Director of Resrv Partners, Inc.
                                                                          both of the same address as the
                                                                          Trust.
-------------------------------------------------------------------------------------------------------------------
Arthur T. Bent III                        Senior Vice President and       President, Treasurer and Treasurer
                                          COO/Treasurer                   Director of Reserve Management
                                                                          Corporation and Treasurer and Director
                                                                          of Resrv Partners, Inc. both of the same
                                                                          address as the Trust.
-------------------------------------------------------------------------------------------------------------------
MaryKathleen F. Gaza                      Director of Compliance          Director of Compliance and Legal Affairs
                                          and Legal Affairs               for Reserve Management Corporation and
                                                                          General Counsel of Resrv Partners, Inc.
                                                                          both of the same address of the Trust.
-------------------------------------------------------------------------------------------------------------------
Agnes Mullady                             Controller                      Controller of Reserve Management
                                                                          Corporation and Resrv Partners, Inc.
                                                                          both of the same address of the Trust.
-------------------------------------------------------------------------------------------------------------------


Item 27. Principal Underwriters

(a) Resrv Partners, Inc., a principal underwriter of the Registrant, also acts as principal underwriter to The Reserve Fund, Reserve New York Tax-Exempt Trust and Reserve Private Equity Series.

Name and Principal Positions and Offices Positions and Offices Business Address with Resrv Partners, Inc. with Registrant


---------------------------------------------------------------------------
Bruce R. Bent                             Chairman and Director
1250 Broadway
New York, New York 10001-3701
---------------------------------------------------------------------------
Mary A. Belmonte                          President
1250 Broadway
New York, New York 10001-3701
---------------------------------------------------------------------------
Bruce R. Bent II                          Secretary and Director
1250 Broadway
New York, New York 10001-3701
---------------------------------------------------------------------------
Arthur Bent III                           Treasurer and Director
1250 Broadway
New York, New York 10001-3701
---------------------------------------------------------------------------
MaryKathleen F. Gaza                      Counsel & Assistant Secretary
1250 Broadway
New York, New York 10001-3701
---------------------------------------------------------------------------
Agnes Mullady                             Controller
1250 Broadway
New York, New York 10001-3701
----------------------------------------------------------------------------


Item 28. Location of Accounts and Records All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained 1250 Broadway, New York, NY 10001-3701 except those relating to receipts and deliveries of securities, which are maintained by the Registrant's Custodian.

Item 29. Management Services

       See "Investment Management, Distribution, Service and Custodian Agreements" in Part B.

Item 32. Undertakings

         Not Applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Pre-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485 (a) under the Securities Act of 1933 and Registrant has duly caused this Pre-Effective Amendment No. 2 its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 10th day of April, 2002.

                      RESERVE MUNICIPAL MONEY-MARKET TRUST

                                                By:  /s/ Bruce R. Bent
                                                     -------------------------
                                                     Bruce R. Bent, Chairman/CEO

            Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 2 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                        Title                                                 Date
/s/ Bruce R. Bent                Chairman/CEO and Trustee (principal                  April 10, 2002
- ------------------------------ executive operating and financial officer)
Bruce R. Bent

*                                Trustee                                              April 10, 2002
- ------------------------------
Edwin Ehlert Jr.

*                                Trustee                                              April 10, 2002
- ------------------------------
Donald J. Harrington

*                                Trustee                                              April 10, 2002
- ------------------------------
William E. Viklund

*                                Trustee                                              April 10, 2002
- ------------------------------
William Montgoris

*                                Trustee                                              April 10, 2002
- ------------------------------
Patrick Foye

/s/ Bruce R. Bent II             President and                                        April 10, 2002
- ------------------------------ Trustee
Bruce R. Bent II

/s/ Arthur T. Bent III           COO/Treasurer and                                    April 10, 2002
- ------------------------------ Senior Vice President, Trustee
Arthur T. Bent III

/s/ MaryKathleen F. Gaza         Secretary                                            April 10, 2002
- ------------------------------
MaryKathleen F. Gaza
*Attorney-in-Fact